DERIVATIVES ACTIVITIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative gain (loss)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	$ (1,267,000,000)	$ 1,531,000,000	$ (2,759,000,000)
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	499,000,000	4,306,000,000	1,677,000,000
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(702,000,000)	(4,270,000,000)	(1,524,000,000)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(233,000,000)	119,000,000	(13,000,000)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	30,000,000	(83,000,000)	166,000,000
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	(179,000,000)	(1,746,000,000)	(1,039,000,000)
Effective portion of cash flow hedges reclassified from AOCI to earnings	(1,017,000,000)	(1,484,000,000)	(1,896,000,000)
Cash flow hedges expected to be reclassified within 12 months	1,000,000,000
Maximum length of time hedged in cash flow hedge	10 years
Interest rate contracts
Derivative gain (loss)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	(427,000,000)	1,192,000,000	(205,000,000)
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	122,000,000	4,423,000,000	948,000,000
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(371,000,000)	(4,296,000,000)	(945,000,000)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	(249,000,000)	118,000,000	(23,000,000)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges		9,000,000	26,000,000
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	(322,000,000)	(1,827,000,000)	(469,000,000)
Effective portion of cash flow hedges reclassified from AOCI to earnings	(837,000,000)	(1,227,000,000)	(1,396,000,000)
Foreign exchange contracts
Derivative gain (loss)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	182,000,000	224,000,000	(2,052,000,000)
Gain (loss) on fair value hedges
Gain (loss) on the derivatives in designated and qualifying fair value hedges	377,000,000	(117,000,000)	729,000,000
Gain (loss) on the hedged item in designated and qualifying fair value hedges	(331,000,000)	26,000,000	(579,000,000)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	16,000,000	1,000,000	10,000,000
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges	30,000,000	(92,000,000)	140,000,000
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	143,000,000	81,000,000	(570,000,000)
Effective portion of cash flow hedges reclassified from AOCI to earnings	(180,000,000)	(257,000,000)	(500,000,000)
Credit derivatives
Derivative gain (loss)
Gains (losses) recognized in Other revenue related to derivatives not designated in a qualifying hedging relationship	(1,022,000,000)	115,000,000	(502,000,000)
Net Investment Hedges
Pretax change in accumulated other comprehensive income (loss)
Effective portion of cash flow hedges included in AOCI	$ (3,829,000,000)	$ 904,000,000	$ (3,620,000,000)